LISTING EXPENSE (Tables)	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Schedule of Listing Expenses

In thousands of euro	2021
Listing expenses
Reverse merger impact in the consolidated statement of profit or (loss) due to IFRS 2 accounting treatment
Fair value of shares issued	1,346,909
Fair Value of Warrants transferred	176,575
Total value of consideration	1,523,484
Less
Fair Value of net asset received	(534,297)
Total reverse merger impact in the consolidated statement of profit or (loss) due to IFRS 2 accounting treatment	989,187
Other expenses directly linked to the listing expense**	16,524
Total listing expense	1,005,711
**Additionally, the company had incurred additional costs of EUR 16,524,000 in relation to the SPAC transaction and reverse merger which has been presented as a part of the Listing expense.